UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-06

                 J.P. Morgan Mortgage Acquisition Trust 2006-ACC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192

                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       32-0175877, 36-4589844, 38-3737384
                     --------------------------------------
                      (I.R.S. Employer Identification No.)


U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-ACC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A-1             [   ]           [   ]           [ x ]
    A-2             [   ]           [   ]           [ x ]
    A-3             [   ]           [   ]           [ x ]
    A-4             [   ]           [   ]           [ x ]
    A-5             [   ]           [   ]           [ x ]
    M-1             [   ]           [   ]           [ x ]
    M-2             [   ]           [   ]           [ x ]
    M-3             [   ]           [   ]           [ x ]
    M-4             [   ]           [   ]           [ x ]
    M-5             [   ]           [   ]           [ x ]
    M-6             [   ]           [   ]           [ x ]
    M-7             [   ]           [   ]           [ x ]
    M-8             [   ]           [   ]           [ x ]
    M-9             [   ]           [   ]           [ x ]
    M-10            [   ]           [   ]           [ x ]
    M-11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1, Asset-Backed Pass-Through Certificates, Series 2006-ACC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    January 9, 2007

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1 relating to the December 26, 2006 distribution.


                                     EX-99.1
            J.P. Morgan Mortgage Acquisition Trust, Series 2006-ACC1
                                December 26, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

                                     J.P. Morgan Mortgage Acquisition Trust, Series 2006-ACC1
                                                         December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                    DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                 ENDING
              FACE         PRINCIPAL                                                        REALIZED    DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       266,700,000.00  193,225,393.72     8,980,412.64     852,982.77   9,833,395.41           0.00      0.00     184,244,981.08
A2       147,500,000.00   80,373,497.14     6,609,386.10     346,387.45   6,955,773.55           0.00      0.00      73,764,111.04
A3        43,500,000.00   43,500,000.00             0.00     189,575.42     189,575.42           0.00      0.00      43,500,000.00
A4        43,500,000.00   43,500,000.00             0.00     191,677.92     191,677.92           0.00      0.00      43,500,000.00
A5        17,959,000.00   17,959,000.00             0.00      80,436.37      80,436.37           0.00      0.00      17,959,000.00
M1        34,467,000.00   34,467,000.00             0.00     155,206.82     155,206.82           0.00      0.00      34,467,000.00
M2        43,084,000.00   43,084,000.00             0.00     194,703.78     194,703.78           0.00      0.00      43,084,000.00
M3        13,284,000.00   13,284,000.00             0.00      60,353.64      60,353.64           0.00      0.00      13,284,000.00
M4        17,234,000.00   17,234,000.00             0.00      78,855.12      78,855.12           0.00      0.00      17,234,000.00
M5        13,284,000.00   13,284,000.00             0.00      60,995.70      60,995.70           0.00      0.00      13,284,000.00
M6         9,694,000.00    9,694,000.00             0.00      45,136.34      45,136.34           0.00      0.00       9,694,000.00
M7        13,284,000.00   13,284,000.00             0.00      66,132.18      66,132.18           0.00      0.00      13,284,000.00
M8         7,540,000.00    7,540,000.00             0.00      38,690.67      38,690.67           0.00      0.00       7,540,000.00
M9        11,848,000.00   11,848,000.00             0.00      68,909.28      68,909.28           0.00      0.00      11,848,000.00
M10        9,694,000.00    9,694,000.00             0.00      61,066.81      61,066.81           0.00      0.00       9,694,000.00
M11        6,104,000.00    6,104,000.00             0.00      38,451.81      38,451.81           0.00      0.00       6,104,000.00
P                100.00          100.00             0.00     209,759.29     209,759.29           0.00      0.00             100.00
R                  0.00            0.00             0.00           0.00           0.00           0.00      0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   698,676,100.00  558,074,990.86    15,589,798.74   2,739,321.37  18,329,120.11           0.00      0.00     542,485,192.12
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                ENDING
              FACE         NOTIONAL                                                      REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE       PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        718,064,802.00    577,462,740.29   0.00           1,307,317.58    1,307,317.58     0.00       0.00        561,872,941.55
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                ENDING                  PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST            TOTAL          PRINCIPAL               RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          46628RAA3     724.50466337      33.67233836         3.19828560        36.87062396    690.83232501     5.480000%
A2          46628RAB1     544.90506536      44.80939729         2.34838949        47.15778678    500.09566807     5.350000%
A3          46628RAC9   1,000.00000000       0.00000000         4.35805563         4.35805563  1,000.00000000     5.410000%
A4          46628RAD7   1,000.00000000       0.00000000         4.40638897         4.40638897  1,000.00000000     5.470000%
A5          46628RAE5   1,000.00000000       0.00000000         4.47888914         4.47888914  1,000.00000000     5.560000%
M1          46628RAF2   1,000.00000000       0.00000000         4.50305568         4.50305568  1,000.00000000     5.590000%
M2          46628RAG0   1,000.00000000       0.00000000         4.51916674         4.51916674  1,000.00000000     5.610000%
M3          46628RAH8   1,000.00000000       0.00000000         4.54333333         4.54333333  1,000.00000000     5.640000%
M4          46628RAJ4   1,000.00000000       0.00000000         4.57555530         4.57555530  1,000.00000000     5.680000%
M5          46628RAK1   1,000.00000000       0.00000000         4.59166667         4.59166667  1,000.00000000     5.700000%
M6          46628RAL9   1,000.00000000       0.00000000         4.65611100         4.65611100  1,000.00000000     5.780000%
M7          46628RAM7   1,000.00000000       0.00000000         4.97833333         4.97833333  1,000.00000000     6.180000%
M8          46628RAN5   1,000.00000000       0.00000000         5.13138859         5.13138859  1,000.00000000     6.370000%
M9          46628RAP0   1,000.00000000       0.00000000         5.81611074         5.81611074  1,000.00000000     7.220000%
M10         46628RAQ8   1,000.00000000       0.00000000         6.29944399         6.29944399  1,000.00000000     7.820000%
M11         46628RAR6   1,000.00000000       0.00000000         6.29944463         6.29944463  1,000.00000000     7.820000%
P              N/A      1,000.00000000       0.00000000 2,097,592.90000000 2,097,592.90000000  1,000.00000000     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    798.76067159      22.31334196         3.92073147        26.23407343    776.44732963
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                       BEGINNING                                                                  ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL           INTEREST            TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C             N/A        804.19307378       0.00000000         1.82061226         1.82061226    782.48222164       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                     J.P. Morgan Mortgage Acquisition Trust Series, 2006-ACC1
                                                         December 26, 2006


Dates
Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/14/06
Distribution Date                                                                                                 12/26/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                            240,883.13
Group 1                                                                                                         127,161.54
Group 2                                                                                                         113,721.59

Principal Prepayments (Total)                                                                                15,329,701.00
Group 1                                                                                                       8,842,718.12
Group 2                                                                                                       6,486,795.18

Curtailments (Total)                                                                                             19,144.01
Group 1                                                                                                          10,363.28
Group 2                                                                                                           8,780.73

Curtailment Interest Adjustments (Total)                                                                             70.59
Group 1                                                                                                              36.07
Group 2                                                                                                              34.52

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Principal Advances (Total)                                                                          105.50
Group 1                                                                                                              35.27
Group 2                                                                                                              70.23

Interest Funds:

Gross Interest                                                                                                4,113,362.95
Group 1                                                                                                       2,098,902.20
Group 2                                                                                                       2,014,460.75

Servicing Fees                                                                                                  240,609.47
Group 1                                                                                                         123,063.20
Group 2                                                                                                         117,546.27

Trustee Fees                                                                                                      1,924.90
Group 1                                                                                                             984.49
Group 2                                                                                                             940.41

Custodian Fee                                                                                                       962.44
Group 1                                                                                                             492.25
Group 2                                                                                                             470.19

Trust Oversight Manager Fees                                                                                      7,218.28
Group 1                                                                                                           3,691.90
Group 2                                                                                                           3,526.39

Retro SSCRA (Total)                                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Interest Advances (Total)                                                                         1,828.72
Group 1                                                                                                             333.85
Group 2                                                                                                           1,494.87

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       36
Group 1                                                                                                                 17
Group 2                                                                                                                 19

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            6,417,658.15
Group 1                                                                                                       3,071,341.08
Group 2                                                                                                       3,346,317.07

Amount of Prepayment Penalties Collected                                                                        209,759.29
Group 1                                                                                                         107,530.22
Group 2                                                                                                         102,229.07
Available Remitance Amount                                                                                   19,450,324.67

Principal Remittance Amount (Total)                                                                          15,589,505.53
Group 1                                                                                                       8,980,243.74
Group 2                                                                                                       6,609,261.79

Interest Remittance Amount (Total)                                                                            3,860,819.14
Group 1                                                                                                       1,970,336.51
Group 2                                                                                                       1,890,482.63

Pool Detail:
Beginning Number of Loans Outstanding                                                                                2,927
Group 1                                                                                                              1,627
Group 2                                                                                                              1,300

Ending Number of Loans Outstanding                                                                                   2,849
Group 1                                                                                                              1,580
Group 2                                                                                                              1,269

Beginning Aggregate Loan Balance                                                                            577,462,740.52
Group 1                                                                                                     295,351,678.41
Group 2                                                                                                     282,111,062.11

Ending Aggregate Loan Balance                                                                               561,872,941.78
Group 1                                                                                                     286,371,341.39
Group 2                                                                                                     275,501,600.39

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaning Term To Maturity                                                                          348.51
Group 1                                                                                                             349.00
Group 2                                                                                                             348.00
Weighted Average Net Mortgage Rate                                                                                7.97766%
Group 1                                                                                                           7.95140%
Group 2                                                                                                           8.00516%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Delinquent Mortgage Loans
Group 1
Category            Number     Principal Balance  Percentage
1 Month               75          12,916,534.62          4.51%
2 Month               14           2,606,486.26          0.91%
3 Month                3             384,878.18          0.13%
Total                 92          15,907,899.06          5.55%

Delinquent Mortgage Loans
Group 2
Category            Number     Principal Balance  Percentage
1 Month               81          17,702,720.35          6.43%
2 Month               19           3,868,333.34          1.40%
3 Month                7           1,745,580.78          0.63%
Total                 107         23,316,634.47          8.46%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number  Number of Loans      Principal Balance   Percentage
      1              7               1,332,320.78         0.47%
      2              8               1,045,954.61         0.38%
Total               15               2,378,275.39         0.42%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                          213,662.13
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              121,275.02
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 5
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             997,383.63
Total Number of Bankruptcy Loans                                                                                         7
Total Principal Balance of Bankruptcy Loans                                                                   1,332,320.78

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                           96,425.61
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                               103,073.73
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              218,611.35
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 4
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             627,843.92
Total Number of Bankruptcy Loans                                                                                         8
Total Principal Balance of Bankruptcy Loans                                                                   1,045,954.61

Foreclosures
Group Number  Number of Loans       Principal Balance   Percentage
      1             37                6,878,298.71         2.40%
      2             65               17,085,605.00         6.20%
Total              102               23,963,903.71         4.27%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             109,592.45
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               36
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          6,768,706.26
Total Number of Foreclosure Loans                                                                                       37
Total Principal Balance of Foreclosure Loans                                                                  6,878,298.71

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             462,365.71
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               64
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         16,623,239.29
Total Number of Foreclosure Loans                                                                                       65
Total Principal Balance of Foreclosure Loans                                                                 17,085,605.00

REO Properties
Group Number   Number of Loans       Principal Balance    Percentage
      1               1                   116,714.21           0.04%
      2               2                   192,822.05           0.07%
Total                 3                   309,536.26           0.06%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        1
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    116,714.21
Total Number of REO Loans                                                                                                1
Total Principal Balance of REO Loans                                                                            116,714.21

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        2
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    192,822.05
Total Number of REO Loans                                                                                                2
Total Principal Balance of REO Loans                                                                            192,822.05

REO Property Scheduled Balance
Group Number      Loan Number     REO Date    Schedule Principal Balance
                                                       0.00
Total                                                  0.00

Principal Payoffs by Group occured in this Distribution
Group Number       Number of Loans   Principal Balance   Percentage
      1                   47               8,842,776.12         3.09%
      2                   31               6,486,924.88         2.35%
Total                     78              15,329,701.00         2.73%

Realized Loss Group Report
Group      Current        Cumulative     Ending             Balance of         Net Liquidation
Number     Loss           Loss           Balance            Liquidated Loans   Proceeds
1           58.00         6,456.50       286,371,341.39     0.00               0.00
2          129.70         3,073.70       275,501,600.39     0.00               0.00
TOTAL      187.70         9,530.20       561,872,941.78     0.00               0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                      187.70
Group 1                                                                                                              58.00
Group 2                                                                                                             129.70

Cumulative Realized Losses - Reduced by Recoveries                                                                9,530.20
Group 1                                                                                                           6,456.50
Group 2                                                                                                           3,073.70

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                            6.27491%
37.00% of of Senior Enhancement Percetage                                                                        10.19527%
OR
TEST II - Trigger Event Occurrence                                                                                     YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.00133%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        19,387,749.66
Ending Overcollateralization Amount                                                                          19,387,749.66
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,307,610.79
Payment to Class C                                                                                            1,307,317.58
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                                      0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                             23,646.27
Net Swap Payment Paid                                                                                            23,646.27
Net Swap Receipt Due                                                                                                  0.00

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                    23,646.27
Withdrawals from the Swap Account                                                                                23,646.27
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                              0.00
Divident Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                          0.00
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                         0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occured this distribution                                                       182.57

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                  182.57

Available Net Funds Cap to Libor Certificates                                                                     8.252753

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.480000
Class A-2                                                                                                         5.350000
Class A-3                                                                                                         5.410000
Class A-4                                                                                                         5.470000
Class A-5                                                                                                         5.560000
Class M-1                                                                                                         5.590000
Class M-2                                                                                                         5.610000
Class M-3                                                                                                         5.640000
Class M-4                                                                                                         5.680000
Class M-5                                                                                                         5.700000
Class M-6                                                                                                         5.780000
Class M-7                                                                                                         6.180000
Class M-8                                                                                                         6.370000
Class M-9                                                                                                         7.220000
Class M-10                                                                                                        7.820000
Class M-11                                                                                                        7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Occured This Period                                                                                   0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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